NOTE 8. OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Other payables and accrued liabilities
	December 31,
	2015	2014

CeraVest security deposits	$22,755	$1,920
Temporary payments to merchants	3,042	1,384
Payables related to properties	747	3,550
Rental deposits	2,032	1,463

Accrued expenses	2,646	2,526
Business and other tax payables	940	193
Salary payable	1,584	2,017
Interest payable for bank borrowings	253	498
Other current liabilities	1,807	1,373
Total	$35,806	$14,924